Expense Example {- Strategic Advisers® Income Opportunities Fund} - 02.28 Strategic Advisers Income Opportunities Fund PRO-09 - Strategic Advisers® Income Opportunities Fund - Strategic Advisers Income Opportunities Fund-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 53
3 years	178
5 years	361
10 years	$ 891